Contingencies (Details Narrative)	Oct. 12, 2021 CAD ($)	Nov. 07, 2019 USD ($)
Contingencies
Payment for settlement	$ 40,000	$ 1,600,000
Settlement expense	266,000,000,000
Contribution to settlement fund		$ 400,000
Payment for settlement from insurance coverage	$ 226,000